Warrants	12 Months Ended
Aug. 31, 2025
Warrants
Warrants

8. Warrants

a)	Common Share purchase warrant

	#	$
Balance, August 31, 2023	82,650	2,922,853
Share-based compensation expense	-	33,091
Balance, August 31, 2024	82,650	2,955,944
Share-based compensation expense	-	146,870
Balance, August 31, 2025	82,650	3,102,814

b)	Warrant Liability

As noted in Note 7 above on November 3, 2023, the Company issued 1,313 warrants at an exercise price of $80.00 with an expiry date of October 31, 2028 and on May 5, 2025 the Company issued 500,000 warrants at an exercise price of $3.00 with an expiry date of May 05, 2030. As per ASC 815 the instruments did not meet the criteria to be classified as equity instruments as such were classified as a financial liability. Below is the continuity of the warrant liability valuation.

The warrants issued on November 3, 2023 were valued using the Black-Scholes method with the share price of $37.20, exercise price of $80, term of 5 years, risk free rate of 3.79% and volatility of 142% at issuance and share price of $4.02, exercise price of $80, term of 3.17 years, risk free rate of 3.59% and volatility of 189% as at August 31, 2025.

The warrants issued in May 2025, were valued using the Black-Scholes method with the share price of $2.54, exercise price of $3.00 term of 5 years, risk free rate of 3.95% and volatility of 170.38% at issuance and share price of $4.02, exercise price of $3.00, term of 4.72 years, risk free rate of 3.97%, and volatility of 188.55% as at August 31, 2025.

	#	$
Balance at August 31, 2023	-	-
Issuance of warrants	1,313	48,283
Issuance of warrants related to the convertible debt	50,000	56,701
Change in fair value of warrant liability		(63,769)
Fair Value of Warrants at August 31, 2024	51,313	41,520
Change in fair value of expiration of warrants relating to conversion debt	(50,000)	(23,873)
Issuance of warrants against S1	500,000	659,190
Conversion of warrants into shares	(336,266)	(674,914)
Change in fair value of warrants liability		632,410
Translation adjustment		(1,580)
Fair Value of Warrants at August 31, 2025	165,047	632,753

	August 31, 2025	August 31, 2024

Weighted average estimated fair value per common share	$2.63	0.45
Weighted average exercise price of the warrant	$3.20	2.85
Weighted average expected life of the warrant	4.67 years	0.85 years

As at August 31, 2025, the warrants had a weighted-average intrinsic value of $1.02 per warrant or total $167,008 (August 31, 2024 – $nil).

c) Pre-funded warrant

	#	$
Pre-funded warrant issued November 13, 2024	64,200	780,769
Conversion of warrants into shares	64,200	780,769
Balance, August 31, 2025	-	-

The purchase price of each Pre-Funded Warrant was $11.998 (Pre-reverse split $0.5999), which is equal to the price per share at which the Shares are being sold, minus $0.002 (Pre-reverse split $$0.0001), the exercise price of each Pre-Funded Warrant. During the period, 64,200 (Pre-reverse split 1,284,000) pre-funded warrants were exercised and converted into the common shares of the Company.

During the fiscal year, the Company recorded $216,856 in expenses attributable to underwriter commissions and legal fees associated with the issuance of the prefunded warrants.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)